Inventories (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Balance at beginning of period	$ 99,546	$ 70,000
Provisions for obsolescence		48,000	70,000
Write-down in inventory value		(18,454)
Balance at end of period	$ 99,546	$ 99,546	$ 70,000